Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 investment pension_plan	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension benefit obligation, percentage	88.00%
Number of domestic pension plans	3
Target allocation	100.00%	100.00%
Number of investments	6
Expected employer contributions	$ 3.4
Number of union sponsored multiemployer plans	2
Multiemployer pension plans, period contributions (less than $0.5m)	0.6	0.6	0.6
Withdrawal obligation	$ 23.2
Frozen Plans
Defined Benefit Plan Disclosure [Line Items]
Significant plans employing a liability driven investment strategy	60.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%	53.00%
Equity securities | Frozen Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	40.00%
Equity securities | Active Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	75.00%
Bonds | Frozen Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%
Bonds | Active Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	25.00%